As filed with the Securities and Exchange Commission on February 8, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 93.0%
Aerospace & Defense - 1.7%
44,232	Cubic Corp.	$2,089,962
40,159	HEICO Corp.	2,183,043
		4,273,005
Air Freight & Logistics - 0.4%
323,645	Radiant Logistics, Inc. *	1,110,102

Banks - 3.7%
43,046	Bank of the Ozarks, Inc.	2,129,055
83,341	PrivateBancorp, Inc.	3,418,648
110,601	Webster Financial Corp.	4,113,251
		9,660,954
Biotechnology - 1.0%
30,897	Cepheid *	1,128,667
36,205	NewLink Genetics Corp. *	1,317,500
		2,446,167
Building Products - 3.9%
103,776	Apogee Enterprises, Inc.	4,515,294
47,753	Patrick Industries, Inc. *	2,077,256
91,034	Trex Co., Inc. *	3,462,933
		10,055,483
Capital Markets - 0.8%
58,121	Financial Engines, Inc.	1,956,934

Commercial Services & Supplies - 4.5%
88,202	Knoll, Inc.	1,658,198
110,652	Steelcase, Inc.	1,648,715
36,501	US Ecology, Inc.	1,330,096
123,637	Waste Connections, Inc.	6,963,236
		11,600,245
Communications Equipment - 1.9%
179,045	Ciena Corp. *	3,704,441
72,918	Infinera Corp. *	1,321,274
		5,025,715
Construction & Engineering - 4.7%
57,184	Dycom Industries, Inc. *	4,000,593
93,985	EMCOR Group, Inc.	4,515,039
207,742	MasTec, Inc. *	3,610,556
		12,126,188
Construction Materials - 1.5%
229,385	Headwaters, Inc. *	3,869,725

Containers & Packaging - 1.5%
51,929	AptarGroup, Inc.	3,772,642

Distributors - 1.6%
141,268	LKQ Corp. *	4,185,771

Diversified Telecommunication Services - 0.8%
78,690	Zayo Group Holdings, Inc. *	2,092,367

Electrical Equipment - 1.4%
15,979	Acuity Brands, Inc.	3,735,890

Electronic Equipment, Instruments & Components - 1.5%
19,345	Coherent, Inc. *	1,259,553
112,748	Fabrinet *	2,685,657
		3,945,210
Food & Staples Retailing - 3.5%
46,059	Casey's General Stores, Inc.	5,547,807
128,659	Smart & Final Stores, Inc. *	2,342,880
46,729	Sprouts Farmers Market, Inc. *	1,242,524
		9,133,211
Food Products - 0.9%
30,578	Treehouse Foods, Inc. *	2,399,150

Health Care Equipment & Supplies - 2.9%
96,768	IRadimed Corp. *	2,712,407
100,191	K2M Group Holdings, Inc. *	1,977,770
109,080	LDR Holding Corp. *	2,738,999
		7,429,176
Health Care Providers & Services - 10.8%
35,838	AmSurg Corp. *	2,723,688
16,571	Athenahealth, Inc. *	2,667,434
112,638	Centene Corp. *	7,412,707
118,212	The Ensign Group, Inc.	2,675,137
45,766	ExamWorks Group, Inc. *	1,217,376
54,915	MEDNAX, Inc. *	3,935,209
112,093	VCA, Inc. *	6,165,115
15,723	WellCare Health Plans, Inc. *	1,229,696
		28,026,362
Health Care Technology - 2.0%
152,122	Imprivata, Inc. *	1,718,978
117,435	Veeva Systems, Inc. *	3,388,000
		5,106,978
Hotels, Restaurants & Leisure - 3.2%
48,373	BJ's Restaurants, Inc. *	2,102,774
47,704	Chuy's Holdings, Inc. *	1,495,044
26,453	Jack in the Box, Inc.	2,029,210
75,490	Texas Roadhouse, Inc.	2,700,277
		8,327,305
Insurance - 2.2%
110,434	Amerisafe, Inc.	5,621,091

Internet Software & Services - 1.1%
94,646	Marketo, Inc. *	2,717,287

IT Services - 5.5%
88,659	Booz Allen Hamilton Holding Corp. - Class A	2,735,130
29,276	CACI International, Inc. *	2,716,227
103,538	Cardtronics, Inc. *	3,484,054
23,195	MAXIMUS, Inc.	1,304,719
85,780	Syntel, Inc. *	3,881,545
		14,121,675
Life Sciences Tools & Services - 1.6%
26,620	ICON Plc *	2,068,374
30,016	PAREXEL International Corp. *	2,044,690
		4,113,064
Machinery - 1.4%
32,322	Middleby Corp. *	3,486,574

Metals & Mining - 0.1%
27,894	Real Industry, Inc. *	223,989

Office Electronics - 0.9%
34,979	Zebra Technologies Corp. *	2,436,287

Pharmaceuticals - 4.2%
106,982	Heska Corp. *	4,138,064
58,174	Impax Laboratories, Inc. *	2,487,520
53,730	Pacira Pharmaceuticals, Inc. *	4,125,927
		10,751,511
Professional Services - 4.8%
39,277	The Advisory Board Co. *	1,948,532
45,547	CEB, Inc.	2,796,130
57,993	Korn/Ferry International	1,924,208
129,891	On Assignment, Inc. *	5,838,601
		12,507,471
Semiconductors & Semiconductor Equipment - 9.7%
46,618	Cavium, Inc. *	3,063,269
54,423	CEVA, Inc. *	1,271,321
140,558	DSP Group, Inc. *	1,326,867
407,255	FormFactor, Inc. *	3,665,295
188,427	Inphi Corp. *	5,091,298
108,671	Integrated Device Technology, Inc. *	2,863,481
484,992	Tower Semiconductor Ltd. *	6,818,988
49,326	Ultratech, Inc. *	977,641
		25,078,160
Software - 5.5%
45,252	Manhattan Associates, Inc. *	2,994,325
104,389	Monotype Imaging Holdings, Inc.	2,467,756
79,772	RealPage, Inc. *	1,790,881
168,217	Take-Two Interactive Software, Inc. *	5,860,680
29,473	Verint Systems, Inc. *	1,195,425
		14,309,067
Specialty Retail - 1.3%
181,344	Marinemax, Inc. *	3,340,356

Textiles, Apparel & Luxury Goods - 0.5%
20,076	Oxford Industries, Inc.	1,281,250

TOTAL COMMON STOCKS
(Cost $216,820,174)		240,266,362

EXCHANGE-TRADED FUNDS: 3.5%
21,290	SPDR Series Trust S&P Biotech	1,492,003
180,450	SPDR Series Trust S&P Regional Banking	7,564,464
		9,056,467
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,770,886)		9,056,467

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
8,835,514	SEI Daily Income Trust Government Fund - Class A, 0.100% (1)	8,835,514
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,835,514)		8,835,514

TOTAL INVESTMENTS IN SECURITIES - 99.9%

(Cost $234,426,574)	258,158,343
Other Assets in Excess of Liabilities - 0.1%	334,830
TOTAL NET ASSETS - 100.0%	$258,493,173

*	Non-income producing security.
(1)	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

	Cost of investments	$235,235,080
	Gross unrealized appreciation	33,730,697
	Gross unrealized depreciation	(10,807,434)
	Net unrealized appreciation	$22,923,263

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the TCM Small Cap Growth Fund's (the “Fund”) previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$240,266,362	$–	$–	$240,266,362
Exchange-Traded Funds	9,056,467	–	–	9,056,467
Short-Term Investments	8,835,514	–	–	8,835,514
Total Investments in Securities	$258,158,343	$–	$–	$258,158,343

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*                    /s/ Elaine E. Richards
Elaine E. Richards, President

Date            2/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Elaine E. Richards
Elaine E. Richards, President

Date            2/8/2016

By (Signature and Title)*                     /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date            2/4/2016

* Print the name and title of each signing officer under his or her signature.